Stockholders’ Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Equity [Abstract]
Stockholders’ Equity

Note 9: Stockholders’ Equity

(a) Preferred Stock

The Company is authorized to issue 5,000,000 shares of $0.01 par value preferred stock with such designations, rights and preferences as may be determined by the Board. Of our authorized preferred stock, 4,000,000 shares have been designated as Series A Junior Participating Preferred Stock and 10,000 shares have been designated as Series B Convertible Preferred Stock.

Series A Junior Participating Preferred Stock

On May 10, 2023, the Company filed a Certificate of Increase in Delaware, increasing the number of preferred stock designated as Series A Junior Participating Preferred Stock to 4,000,000 from 250,000 shares. As of September 30, 2024, there were no Series A Junior Participating Preferred Stock outstanding.

Series B Convertible Preferred Stock

The Company has designated 10,000 shares of its preferred stock as Series B Convertible Preferred Stock (the “Preferred Stock”). Each share of Preferred Stock has a par value of $0.01 per share and a stated value equal to $1,000 (the “Stated Value”). The shares of Preferred Stock shall initially be issued and maintained in the form of securities held in book-entry form and the Depository Trust Company or its nominee (“DTC”) shall initially be the sole registered holder of the shares of Preferred Stock.

Each share of Preferred Stock shall be convertible, at any time and from time to time from and after the Original Issue Date at the option of the Holder thereof or at any time and from time to time on or after the second anniversary of the Original Issue Date at the option of the Corporation, into that number of shares of common stock (subject in each case to the limitations determined by dividing the Stated Value of such share of Preferred Stock by the Conversion Price). The conversion price for the Preferred Stock shall be equal to $0.20, subject to adjustment herein (the “Conversion Price”).

Pursuant to a registration statement relating to a rights offering (the “Rights Offering”) declared effective by the SEC on February 14, 2019, AIM distributed to its holders of common stock and to holders of certain options and redeemable warrants as of February 14, 2019, at no charge, one non-transferable subscription right for each share of common stock held or deemed held on the record date. Each right entitled the holder to purchase one unit, at a subscription price of $1,000 per unit, consisting of one share of Series B Convertible Preferred Stock with a face value of $1,000 (and immediately convertible into common stock at an assumed conversion price of $8.80) and 114 warrants with an assumed exercise price of $8.80. The redeemable warrants are exercisable for five years after the date of issuance. The net proceeds realized from the rights offering were approximately $4,700,000. As of September 30, 2024, 689 shares of Series B Convertible Preferred Stock had expired, and none were converted prior to expiration.

(b) Common Stock and Equity Finances

The Company has authorized shares of 350,000,000 with specific limitations and restrictions on the usage of 8,000,000 of the 350,000,000 authorized shares. As of September 30, 2024, and December 31, 2023, there were 58,668,647 and 49,102,484 shares of common stock issued and outstanding, respectively.

Employee Stock Purchase Plan (Not equity compensation)

On July 7, 2020, the Board approved a plan pursuant to which all directors, officers, and employees could purchase from the Company up to an aggregate of $500,000 worth of shares at the market price (including subsequent plans, the “Employee Stock Purchase Plan”). Pursuant to NYSE American rules, this plan was effective for a sixty-day period commencing upon the date that the NYSE American approved the Company’s Supplemental Listing Application. The Company created successive new plans following the expiration of the July 7, 2020 plan. The latest plan was approved by the Board on October 21, 2024 and expires in December 2024.

During the three months ended September 30, 2024, the Company did not issue any shares of its common stock as part of the employee stock purchase plan.

During the nine months ended September 30, 2024, the Company issued a total of 335,603 shares of its common stock at a price ranging from $0.33 to $0.41 for total proceeds of approximately $120,000 as part of the employee stock purchase plan.

During the three months ended September 30, 2023, the Company issued a total of 62,841 shares of its common stock at a price ranging from $0.44 to $0.67 for total proceeds of approximately $35,500 as part of the employee stock purchase plan.

During the nine months ended September 30, 2023, the Company issued a total of 385,424 shares of its common stock at a price ranging from $0.31 to $0.67 for total proceeds of approximately $135,000 as part of the employee stock purchase plan.

Rights Plan

On May 12, 2023, the Company amended and restated its November 14, 2017 Rights Plan with American Stock Transfer & Trust Company as Rights Agent (the “Rights Plan”).

Warrants (Rights offering)

On September 27, 2019, the Company closed a public offering underwritten by A.G.P./Alliance Global Partners, LLC (the “Offering”) of (i) 1,740,550 shares of common stock; (ii) pre-funded warrants exercisable for 7,148,310 shares of common stock (the “Pre-funded Warrants”), and (iii) warrants to purchase up to an aggregate of 8,888,860 shares of common stock (the “Warrants”). In conjunction with the Offering, we issued a Representative’s Warrant to purchase up to an aggregate of 266,665 shares of common stock (the “Representative’s Warrant”). The shares of common stock and Warrants were sold at a combined Offering price of $0.90, less underwriting discounts and commissions. Each Warrant sold with the shares of common stock represents the right to purchase one share of common stock at an exercise price of $0.99 per share. The Pre-Funded Warrants and Warrants were sold at a combined Offering price of $0.899, less underwriting discounts and commissions. The Pre-Funded Warrants were sold to purchasers whose purchase of shares of common stock in the Offering would otherwise result in the purchaser, together with its affiliates and certain related parties, beneficially owning more than 4.99% of the Company’s outstanding common stock immediately following the consummation of the Offering, in lieu of shares of common stock. Each Pre-Funded Warrant represents the right to purchase one share of common stock at an exercise price of $0.001 per share. The Pre-Funded Warrants are exercisable immediately and may be exercised at any time until the Pre-Funded Warrants are exercised in full. A registration statement on Form S-1, relating to the Offering was filed with the SEC and was declared effective on September 25, 2019, the net proceeds were approximately $7,200,000. During the year ended December 31, 2020, 1,870,000 of the Pre-funded Warrants were exercised and 8,873,960 Warrants were exercised. In addition, on March 25, 2020, the Representative’s Warrant was amended to permit exercise of such warrant to commence on March 30, 2020. These warrants were exercised on March 31, 2020, and an aggregate of 266,665 shares were issued upon exercise of this warrant for gross proceeds of approximately $264,000 and a $46,000 expense for the warrant modification.

During the three months ended September 30, 2024, there were no warrants exercised and 15,000 warrants expired unexercised. During the nine months ended September 30, 2024, 205,000 warrants were exercised, and 5,830,028 warrants expired unexercised. As of September 30, 2024 there were no warrants outstanding and December 31, 2023 there were 152,160 post-split warrants outstanding, respectively.

Equity Distribution Agreement

On April 19, 2023, the Company entered into an Equity Distribution Agreement (the “EDA”) with Maxim Group LLC (“Maxim”), pursuant to which the Company may sell, from time to time, shares of its common stock having an aggregate offering price of up to $8,500 000 through Maxim, as agent (the “Offering”). Sales under the EDA were registered under the S-3 Shelf Registration Statement. Under the terms of the EDA, Maxim will be entitled to a transaction fee at a fixed rate of 3.0% of the gross sales price of shares sold under the EDA. During the year ended December 31, 2023, the Company sold 598,114 shares under the EDA for total gross proceeds of approximately $344,000, which includes a 3.0% fee to Maxim of $10,326. For the three months ended September 30, 2024, the Company sold 10,975 shares under the EDA for total gross proceeds of approximately $4,110, which includes a 3.0% fee to Maxim of $123. For the nine months ended September 30, 2024, the Company sold 1,305,653 shares under the EDA for total gross proceeds of approximately $630,204 which includes a 3.0% fee to Maxim of $18,906.

Unsecured Promissory Note

On February 16, 2024, the Company (“Borrower”) entered into a Note Purchase Agreement with Streeterville Capital LLC (“Streeterville” or the “Lender”). Under the terms of the agreement, Streeterville paid the Company $2,500,000 in exchange for an unsecured promissory Note with an Original Issue Discount of $781,250. The Company will pay $3,301,250 consisting of the principal amount of the Note, together with the original issue discount and $20,000 of lender transaction fees, no later than February 16, 2026. The stated interest rate of the note is 10%. There was no debt at December 31, 2023. In 2024, the Company made three redemption payments in stock rather than cash, helping to preserve AIM’s funds. AIM is in discussion to possibly pay future redemptions in stock.

Equity Purchase Agreement

On March 28, 2024, the Company entered into a purchase agreement and a registration rights agreement with Atlas Sciences, LLC (“Atlas”), pursuant to which Atlas committed to purchase up to $15,000,000 of common stock of the Company for a period of 24 months from the date of the purchase agreement. No assurance can be given as to the actual amount that will be raised pursuant to the purchase agreement.

Under the terms of the purchase agreement, the Company, at its sole discretion, shall have the right to issue Put shares to the Investor at 95% of the Market Price of the shares on the day of trade. Sales under the purchase agreement are limited to a daily maximum of the lessor of: $500,000, the Median Daily Trading volume, and a beneficial ownership limitation of 4.99% and a maximum of 19.99% of the outstanding shares at the time of the purchase agreement. In April 2024, the Company filed a registration statement with the SEC on Form S-1 registering a total of 9,975,000 shares for resale pursuant to the Atlas Agreements, consisting of 9,636,400 shares that can be sold by the Company to Atlas and 338,600 shares that were issued to Atlas as Commitment Shares. The registration statement was declared effective on May 1, 2024. There were no shares issued for the three months ended September 30, 2024. As of September 30, 2024, a total of 759,685 shares have been issued pursuant to the purchase agreement for a total of approximately $128,000.

Securities Purchase Agreement

On May 31, 2024, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) to complete an offering (the “Transactions”) with a single accredited investor (the “Purchaser”), pursuant to which, on June 3, 2024, the Company issued to the Purchaser, (i) in a registered direct offering, 5,640,958 shares of the Company’s common stock (the “Shares”), par value $0.001 per share (“common stock”) and (ii) in a concurrent private placement, the Company issued to the Purchaser Class A common warrants to purchase an aggregate of up to 5,640,958 shares of its common stock (the “A Warrants”) at an exercise price of $0.363 per share and Class B common warrants to purchase an aggregate of up to 5,640,958 shares of its common stock (the “B “Warrants” and, along with the A Warrants, the “Common Warrants”) at an exercise price of $0.363 per share. The A Warrants and B Warrants are not exercisable for six months after the issuance date and expire, respectively, 24 months and five years and six months after the issuance date. The Common Warrants and the shares of common stock issuable upon the exercise of such warrants are offered pursuant to an exemption from the registration requirements of the Securities Act provided in Section 4(a)(2) of the Securities Act and Rule 506(b) promulgated thereunder.

The Shares were offered by the Company pursuant to a shelf registration statement on Form S-3 (File No. 333-262280), which was declared effective on February 4, 2022 (as amended from time to time, the “Registration Statement”).

Pursuant to the terms of the Purchase Agreement, subject to certain exceptions, the Company could not issue any equity securities for 60 days following the issuance date, provided that the Company was able to utilize its at-the-market offering program with the Placement Agent after 30 days. Additionally, the Company cannot enter into a variable rate transaction (other than the ATM program with the Placement Agent) for 120 days after the issuance date. In addition, the Company’s executive officers and each of the Company’s directors have entered into lock-up agreements with the Company pursuant to which each of them has agreed not to, for a period of 90 days from the closing of the Transactions, offer, sell, transfer or otherwise dispose of the Company’s securities, subject to certain exceptions.

The exercise price of the Common Warrants, and the number of Common Warrant Shares, are subject to adjustment in the event of any stock dividend or split, reverse stock split, recapitalization, reorganization or similar transaction, as described in the Common Warrants. If a Fundamental Transaction (as defined in the Common Warrants) occurs, then the successor entity will succeed to, and be substituted for the Company, and may exercise every right and power that the Company may exercise and will assume all of its obligations under the Common Warrants with the same effect as if such successor entity had been named in the warrant itself. Common Warrant Holders will have additional rights defined in the Common Warrants. The Common Warrants are exercisable on a “cashless” basis only if there is not a current registration statement permitting public resale. In this regard, the Company filed a registration statement to register the resale of the Common Warrant Shares providing for the resale of the Shares issued and issuable upon exercise of the Common Warrants. That registration statement was declared effective by the SEC on July 11, 2024. The Company has agreed to use commercially reasonable efforts to cause such registration statement to keep such registration statement effective at all times until no Purchaser owns any Warrants or Warrant Shares issuable upon exercise thereof.

Maxim Group LLC acted as the placement agent (the “Placement Agent”) on a “commercially reasonable best efforts” basis, in connection with the Transactions pursuant to the Placement Agency Agreement, dated May 31, 2024 (the “Placement Agency Agreement”), by and between the Company and the Placement Agent. Pursuant to the Placement Agency Agreement, the Placement Agent was paid a cash fee of 8% of the aggregate gross proceeds paid to the Company for the securities sold in the Transactions and reimbursement of certain out-of-pocket expenses.

The Company evaluated the Common Warrants under the guidance of ASC 480 – Distinguishing Liabilities from Equity and determined that they were in scope under the guidance as freestanding financial instruments but did not meet the criteria for liability classification and are classified as equity within the condensed consolidated financial statements. Proceeds allocated to such warrants totaled approximately $2.5 million. For the nine months ended September 30,2024, no Common Warrants were exercised, and all remain outstanding on September 30, 2024 related to this agreement.

On September 30, 2024, the Company entered into a Securities Purchase Agreement to complete an offering with a single accredited investor. For more information see Note 15: Subsequent Events.

(6) Stockholders’ Equity

(a) Preferred Stock

The Company is authorized to issue 5,000,000 shares of $0.01 par value preferred stock with such designations, rights and preferences as may be determined by the Board. Of our authorized preferred stock, 4,000,000 shares have been designated as Series A Junior Participating Preferred Stock and 10,000 shares have been designated as Series B Convertible Preferred Stock.

Series A Junior Participating Preferred Stock

On May 10, 2023, the Company filed a Certificate of Increase in Delaware, increasing the number of preferred stock designated as Series A Junior Participating Preferred Stock to 4,000,000 from 250,000 shares.

Series B Convertible Preferred Stock

The Company has designated 10,000 shares of its preferred stock as Series B Convertible Preferred Stock (the “Preferred Stock”). Each share of Preferred Stock has a par value of $0.01 per share and a stated value equal to $1,000 (the “Stated Value”). The shares of Preferred Stock shall initially be issued and maintained in the form of securities held in book-entry form and the Depository Trust Company or its nominee (“DTC”) shall initially be the sole registered holder of the shares of Preferred Stock.

Each share of Preferred Stock shall be convertible, at any time and from time to time from and after the Original Issue Date at the option of the Holder thereof or at any time and from time to time on or after the second anniversary of the Original Issue Date at the option of the Corporation, into that number of shares of Common Stock (subject in each case to the limitations determined by dividing the Stated Value of such share of Preferred Stock by the Conversion Price). The conversion price for the Preferred Stock shall be equal to $0.20, subject to adjustment herein (the “Conversion Price”).

Pursuant to a registration statement relating to a rights offering declared effective by the SEC on February 14, 2019, AIM distributed to its holders of common stock and to holders of certain options and redeemable warrants as of February 14, 2019, at no charge, one non-transferable subscription right for each share of common stock held or deemed held on the record date. Each right entitled the holder to purchase one unit, at a subscription price of $1,000 per unit, consisting of one share of Series B Convertible Preferred Stock with a face value of $1,000 (and immediately convertible into common stock at an assumed conversion price of $8.80) and 114 warrants with an assumed exercise price of $8.80. The redeemable warrants are exercisable for five years after the date of issuance. The net proceeds realized from the rights offering were approximately $4,700,000. During the year ended December 31, 2023, 7 shares of Series B Convertible Preferred Stock were converted into common stock.

As of December 31, 2023 and 2022, the Company had 689 and 696 shares of Series B Convertible Preferred Stock outstanding, respectively. Holders shall be entitled to receive, and the Company shall pay, dividends on shares of Series B Preferred Stock equal (on an as-if-converted-to-Common-Stock basis) to and in the same form as dividend actually paid on shares of Common Stock when as and if such dividends are paid on shares of the Common Stock. Each such Preferred Share is convertible into 114 shares of common stock. Upon any liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary, the Holders shall be entitled to receive out of the assets, whether capital or surplus of the Company the same amount that a holder of Common Stock would receive if the Preferred Stock was fully converted. The Series B Convertible Preferred Stock does not carry voting Rights.

(b) Common Stock and Equity Finances

The Company has authorized shares of 350,000,000 with specific limitations and restrictions on the usage of 8,000,000 of the 350,000,000 authorized shares. As of December 31, 2023 and 2022, there were 49,102,484 and 48,084,287 shares of Common Stock issued and outstanding, respectively.

Employee Stock Purchase Plan (Not equity compensation)

On July 7, 2020, the Board approved a plan pursuant to which all directors, officers, and employees could purchase from the Company up to an aggregate of $500,000 worth of shares at the market price (including subsequent plans, the “Employee Stock Purchase Plan”). Pursuant to NYSE American rules, this plan was effective for a sixty-day period commencing upon the date that the NYSE American approved the Company’s Supplemental Listing Application. The Company created successive new plans following the expiration of the July 7, 2020 plan. The latest plan was approved by the Board in January 2024 and expires in March 2024.

During the year ended December 31, 2023, the Company issued a total of 419,285 shares of its Common Stock at a price ranging from $0.31 to $0.67 for total proceeds of approximately $150,500 as part of the employee stock purchase plan.

During the year ended December 31, 2022, the Company issued a total of 86,817 shares of its Common Stock at prices ranging from $0.76 to $1.02 for total proceeds of $80,000 as part of the employee stock purchase plan.

Warrants (Rights offering)

On September 27, 2019, the Company closed a public offering underwritten by A.G.P./Alliance Global Partners, LLC (the “Offering”) of (i) 1,740,550 shares of Common Stock; (ii) pre-funded warrants exercisable for 7,148,310 shares of Common Stock (the “Pre-funded Warrants”), and (iii) warrants to purchase up to an aggregate of 8,888,860 shares of Common Stock (the “Warrants”). In conjunction with the Offering, we issued a Representative’s Warrant to purchase up to an aggregate of 266,665 shares of common stock (the “Representative’s Warrant”). The shares of Common Stock and Warrants were sold at a combined Offering price of $0.90, less underwriting discounts and commissions. Each Warrant sold with the shares of Common Stock represents the right to purchase one share of Common Stock at an exercise price of $0.99 per share. The Pre-Funded Warrants and Warrants were sold at a combined Offering price of $0.899, less underwriting discounts and commissions. The Pre-Funded Warrants were sold to purchasers whose purchase of shares of Common Stock in the Offering would otherwise result in the purchaser, together with its affiliates and certain related parties, beneficially owning more than 4.99% of the Company’s outstanding Common Stock immediately following the consummation of the Offering, in lieu of shares of Common Stock. Each Pre-Funded Warrant represents the right to purchase one share of Common Stock at an exercise price of $0.001 per share. The Pre-Funded Warrants are exercisable immediately and may be exercised at any time until the Pre-Funded Warrants are exercised in full. A registration statement on Form S-1, relating to the Offering was filed with the SEC and was declared effective on September 25, 2019, the net proceeds were approximately $7,200,000. During the year ended December 31, 2020, 1,870,000 of the Pre-funded Warrants were exercised and 8,873,960 Warrants were exercised. In addition, on March 25, 2020, the Representative’s Warrant was amended to permit exercise of such warrant to commence on March 30, 2020. These warrants were exercised on March 31, 2020 and an aggregate of 266,665 shares were issued upon exercise of this warrant for gross proceeds of approximately $264,000 and a $46,000 expense for the warrant modification. No Warrants were exercised during the year ended December 31, 2023 and 2022. As of December 31, 2023 and 2022 there are 15,000 Warrants outstanding.

Equity Distribution Agreement

On April 19, 2023, the Company entered into an Equity Distribution Agreement (the “EDA”) with Maxim Group LLC (“Maxim”), pursuant to which the Company may sell, from time to time, shares of its common stock having an aggregate offering price of up to $8,500 000 through Maxim, as agent (the “Offering”). Sales under the EDA were registered under the S-3 Shelf Registration Statement. Under the terms of the EDA, Maxim will be entitled to a transaction fee at a fixed rate of 3.0% of the gross sales price of shares sold under the EDA. During the year ended December 31, 2023, the Company sold 598,114 shares under the EDA for total gross proceeds of approximately $344,000, which includes a 3.0% fee to Maxim of $10,326. Subsequent to the year ended December 31, 2023, the Company sold 699,568 shares under the EDA for total gross proceeds of $316,392, which includes a 3.0% fee to Maxim of $9,492.

Rights Plan

On May 12, 2023, the Company amended and restated its November 14, 2017 Rights Plan with American Stock Transfer & Trust Company as Rights Agent (the “Rights Plan”).

(c) Common Stock Options and Warrants

(i) Stock Options

The 2018 Equity Incentive Plan, effective September 12, 2018, authorizes the grant of (i) Incentive Stock Options, (ii) Nonstatutory Stock Options, (iii) Stock Appreciation Rights, (iv) Restricted Stock Awards, (v) Restricted Stock Unit Awards, (vi) Performance Stock Awards, (vii) Performance Cash Awards, and (viii) Other Stock Awards. Initially, a maximum of 7,000,000 shares of common stock is reserved for potential issuance pursuant to awards under the 2018 Equity Incentive Plan. Unless sooner terminated, the 2018 Equity Incentive Plan will continue in effect for a period of 10 years from its effective date.

The Equity Incentive Plan of 2018 is administered by the Board of Directors. The Plan provides for awards to be made to such Officers, other key employees, non-employee Directors, consultants and advisors of the Company and its subsidiaries as the Board may select.

Stock options awarded under the Plan may be exercisable at such times (not later than 10 years after the date of grant) and at such exercise prices (not less than fair market value at the date of grant) as the Board may determine. The Board may provide for options to become immediately exercisable upon a “change in control”, which is defined in the Plan to occur upon any of the following events: (a) the acquisition by any person or group, as beneficial owner, of 20% or more of the outstanding shares or the voting power of the outstanding securities of the Company; (b) either a majority of the Directors of the Company at the annual stockholders meeting has been nominated other than by or at the direction of the incumbent Directors of the Board, or the incumbent Directors cease to constitute a majority of the Company’s Board; (c) the Company’s stockholders approve a merger or other business combination pursuant to which the outstanding common stock of the Company no longer represents more than 50% of the combined entity after the transaction; (d) the Company’s stockholders approve a plan of complete liquidation or an agreement for the sale or disposition of all or substantially all of the Company’s assets; or (e) any other event or circumstance determined by the Company’s Board to affect control of the Company and designated by resolution of the Board as a change in control.

The fair value of each option award is estimated on the date of grant using a Black-Scholes-Merton pricing option valuation model. Expected volatility is based on the historical volatility of the price of the Company’s stock. The risk-free interest rate is based on U.S. Treasury issues with a term equal to the expected life of the option and equity warrant. The Company uses historical data to estimate expected dividend yield, life and forfeiture rates. The expected life of the options and equity warrants was estimated based on historical option and equity warrant holders’ behavior and represents the period of time that options and equity warrants are expected to be outstanding. The fair values of the options granted were estimated based on the following weighted average assumptions:

	Year Ended December 31,
	2023	2022
Risk-free interest rate	4.37%	1.74% - 3.88%
Expected dividend yield	—	—
Expected life	10 years	10 years
Expected volatility	99.91%	98.43% - 107.18%
Weighted average grant date fair value for options issued	$0.43 per option for 400,000 options	$0.51 per option for 850,000 options

The exercise price of all stock options and equity warrants granted was equal to or greater than the fair market value of the underlying common stock on the date of the grant.

Information regarding the options approved by the Board of Directors under the Equity Plan of 2009 is summarized below. The plan expired on June 24, 2019:

	2023			2022
		Option	Weighted Average Exercise		Option	Weighted Average Exercise
	Shares	Price	Price	Shares	Price	Price
Outstanding, beginning of year	124,399	13.20 – 1,003.20	22.23	128,504	13.20 – 2,127.84	25.58
Granted	—	—	—	—	—	—
Forfeited	(5,047)	9.68-327.36	57.79	(4,105)	16.76-2,127.84	129.88
Exercised	—	—	—	—	—	—
Outstanding, end of year	119,352	13.20-2,127.84	20.72	124,399	13.20-1,003.20	22.23
Exercisable, end of year	119,352	13.20-2,127.84		124,399	13.20-1,003.20
Weighted average remaining contractual life (years)	4.06 years			5.98 years

Information regarding the options approved by the Board of Directors under the Equity Plan of 2018 is summarized below:

	2023			2022
		Option	Weighted Average Exercise		Option	Weighted Average Exercise
	Shares	Price	Price	Shares	Price	Price
Outstanding, beginning of year	2,474,971	0.31-9.68	1.72	1,650,017	1.11 – 9.68	2.35
Granted	400,000	0.47-0.47	0.47	850,000	0.31 – 1.71	0.51
Forfeited	(60,829)	0.31-9.68	1.98	(25,046)	1.85 – 9.68	1.86
Exercised	—	—	—	—	—	—
Outstanding, end of year	2,814,142	0.31-9.68	1.54	2,474,971	0.31 – 9.68	1.72
Exercisable, end of year	2,397,474	0.31-327.36	4.71	1,916,637	0.41 – 9.68	2.22
Weighted average remaining contractual life (years)	7.96 years			9.65 years
Available for future grants	1,210,286			466,120

Stock option activity during the years ended December 31, 2023 and 2022 is as follows:

Vested stock option activity for employees:

	Number of	Weighted Average Exercise	Weighted Average Remaining Contracted Term	Aggregate Intrinsic
	Options	Price	(Years)	Value
Outstanding December 31, 2021	1,498,798	$4.22	9.11	—
Granted	550,000	0.49	9.71	—
Forfeited	(28,584)	17.71	—	—
Expired	—	—	—	—
Outstanding December 31, 2022	2,020,214	$3.01	8.86	—
Granted	400,000	0.47	10.17	—
Forfeited	(7,601)	9.68	—
Expired	(4,175)	41.61	—	—
Outstanding December 31, 2023	2,408,438	$2.50	8.70	—
Vested and expected to vest at December 31, 2023	2,041,772	$1.90	6.73	—
Exercisable at December 31, 2023	2,041,772	$1.90	6.73	—

The weighted-average grant-date fair value of employee options vested during the year ended December 31, 2023 was $184,000 for 424,999 options at $0.43 per option and during year ended December 31, 2022 was $768,666 for 575,000 options at $1.34 per option.

Unvested stock option activity for employees:

	Number of	Weighted Average Exercise	Average Remaining Contracted Term	Aggregate Intrinsic
	Options	Price	(Years)	Value
Unvested December 31, 2021	412,500	$4.15	5.85	—
Granted	550,000	0.49	9.71	—
Vested	(541,590)	1.31	9.73	—
Forfeited	(28,584)	17.71	—	—
Unvested December 31, 2022	392,326	$0.80	8.86	—
Granted	400,000	0.47	10.17	—
Vested	(413,884)	1.90	6.73	—
Forfeited	(7,601)	9.68	—	—
Expired	(4,175)	41.61	—	—
Unvested December 31, 2023	366,666	$2.13	12.44	—

Vested stock option activity for non-employees:

	Number of	Weighted Average Exercise	Weighted Average Remaining Contracted Term	Aggregate Intrinsic
	Options	Price	(Years)	Value
Outstanding December 31, 2021	279,723	$6.12	7.93	—
Granted	300,000	0.54	9.68	—
Exercised	—	—	—	—
Forfeited	(568)	153.12	—	—
Outstanding December 31, 2022	579,155	$3.09	8.36	—
Granted	360,000	0.46	10.04	—
Exercised	—	—	—	—
Expired	(653)	145.24	—	—
Forfeited	(53,447)	1.31	—	—
Outstanding December 31, 2023	885,055	$2.02	9.23	—
Vested and expected to vest at December 31, 2023	550,055	$2.56	10.02	—
Exercisable at December 31, 2023	550,055	$2.56	10.02	—

The weighted-average grant-date fair value of non-employee options vested during year 2023 was $90,000 for 191,666 options at $0.47 per option and during the year 2022 was $247,166 for 229,053 options at $1.08 per option.

Unvested stock option activity for non-employees:

	Number of	Weighted Average Exercise	Weighted Average Remaining Contracted Term	Aggregate Intrinsic
	Options	Price	(Years)	Value
Unvested December 31, 2021	97,831	$3.89	7.82	—
Granted	300,000	0.54	9.68	—
Vested	(229,053)	0.82	—	—
Forfeited	(1,989)	—	—	—
Unvested December 31, 2022	166,789	$4.05	9.49	—
Granted	360,000	0.46	10.18	—
Vested	(137,565)	0.47	9.47	—
Expired	(776)	145.24	—	—
Forfeited	(53,447)	1.31	—	—
Unvested December 31, 2023	335,001	$1.83	10.70	—

Stock-based compensation expense was approximately $243,000 and $954,000 for the years ended December 31, 2023 and 2022.

As of December 31, 2023 and 2022, there was $294,000 and $217,000, respectively, of unrecognized stock-based compensation cost related to options granted under the Equity Incentive Plans. Stock-based compensation related to options granted under the Equity Incentive Plans will be recorded over the vesting period which is typically one year or upon reaching agreed upon Company and/or individual performance milestones being met which is indefinite.

(ii) Stock Warrants

Stock warrants are issued as needed by the Board of Directors and have no formal plan.

The fair value of each warrant award is estimated on the date of grant using a Black-Scholes-Merton pricing option valuation model. Expected volatility is based on the historical volatility of the price of the Company’s stock. The risk-free interest rate is based on U.S. Treasury issues with a term equal to the expected life of the warrant. The Company uses historical data to estimate expected dividend yield, life and forfeiture rates. The expected life of the warrants was estimated based on historical option holder’s behavior and represents the period of time that options are expected to be outstanding. No warrants were granted in 2023 or 2022.

Information regarding warrants outstanding and exercisable into shares of common stock is summarized below:

	2023			2022
		Warrant	Weighted Average Exercise		Warrant	Weighted Average Exercise
	Shares	Price	Price	Shares	Price	Price
Outstanding, beginning of year	226,610	$ 0.99-132.00	$9.10	294,939	$0.99 – 469.92	$15.19
Granted	—	—	—	—	—	—
Expired	(74,450)	17.05	17.05	(68,215)	469.92	469.92
Exercised	—	—	—	(114)	8.80	8.80
Outstanding, end of year	152,160	$ 0.99-8.80	$8.03	226,610	$ 0.99-132.00	$9.10
Exercisable	152,160	$ 0.99-8.80	$8.03	226,610	$ 0.99-132.00	$9.10
Weighted average remaining contractual life	.75 years			.94 years
Years exercisable	2024			2023-2024

Stock warrants are issued at the discretion of the Board. During the year ended December 31, 2023, there were no warrants issued or exercised. During the year ended December 31, 2022, there were no warrants issued and 114 were exercised.